Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
Debt

The amounts in the consolidated balance sheets are analyzed as follows (facility names defined below):

Bank / Vessel(s)	December 31,
	2021	2022
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	34,955	32,495
2nd Alpha Bank Facility (M/T Eco Malibu)	36,500	33,500
Cargill Facility (M/T Eco Marina Del Ray)	27,195	25,189
2nd CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	-	103,952
2nd AVIC Facility (M/T Eco Oceano Ca)	-	45,489
Total long term debt	98,650	240,625
Less: Deferred finance fees	(1,282)	(3,640)
Less: Debt discount relating to Vessel fair value participation liability	-	(3,271)
Total long term debt net of deferred finance fees	97,368	233,714

Presented:
Current portion of long term debt	7,205	12,344
Long term debt	90,163	221,370

Debt related to Vessels held for sale:
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	54,665	-
Less: Deferred finance fees	(1,463)	-
Debt related to Vessels held for sale net of deferred finance fees	53,202	-

Total Debt net of deferred finance fees	150,570	233,714

Annual Principal Payments

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2022 on its loan obligations, are as follows (including the financings under sale and leaseback agreements):

Years
December 31, 2023	15,666
December 31, 2024	36,416
December 31, 2025	13,072
December 31, 2026	13,072
December 31, 2027 and thereafter	162,399
Total	240,625